Shareholders' Equity - Schedule of Table Reconciles the Non-controlling Interest (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Non-controlling interest, beginning balance	$ 424,995
Net income attributable to non-controlling interest	71,644	$ (11,167)
Foreign currency translation adjustment	10,093
Non-controlling interest, ending balance	506,732	424,995
Xi'an DT [Member]
Non-controlling interest, beginning balance	424,995
Net income attributable to non-controlling interest	57,943
Foreign currency translation adjustment	9,815
Non-controlling interest, ending balance	492,753	424,995
Tianjin YHX [Member]
Non-controlling interest, beginning balance
Net income attributable to non-controlling interest	13,701
Foreign currency translation adjustment	278
Non-controlling interest, ending balance	$ 13,979